9. COMMON STOCK (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock based compensation	$ 197,375	$ 251,390	$ 1,422,297
General and Administrative
Stock based compensation	175,541	215,497	1,127,621
Exploration
Stock based compensation	$ 21,834	$ 35,893	$ 294,676